Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Common Class A [Member]
Numerator:
Net (loss) income		$ 1,213,134		$ 2,094,453		$ 1,202,040
Denominator:
Basic weighted average shares outstanding		19,347,527		20,915,055		22,376,712
Diluted weighted average shares outstanding		19,347,527		20,915,055		22,376,712
Basic net (loss) income per ordinary share		$ 0.06		$ 0.1		$ 0.05
Diluted net (loss) income per ordinary share		$ 0.06		$ 0.1		$ 0.05
Common Class A [Member] | Redeemable [Member]
Numerator:
Net (loss) income	$ (63,146)		$ (104,028)
Denominator:
Basic weighted average shares outstanding	1,214,913		1,708,230
Diluted weighted average shares outstanding	1,214,913		1,708,230
Basic net (loss) income per ordinary share	$ (0.05)		$ (0.06)
Diluted net (loss) income per ordinary share	$ (0.05)		$ (0.06)
Common Class A [Member] | Non Redeemable [Member]
Numerator:
Net (loss) income	$ (175,418)		$ (205,531)
Denominator:
Basic weighted average shares outstanding	3,375,000		3,375,000
Diluted weighted average shares outstanding	3,375,000		3,375,000
Basic net (loss) income per ordinary share	$ (0.05)		$ (0.06)
Diluted net (loss) income per ordinary share	$ (0.05)		$ (0.06)
Common Class B [Member]
Numerator:
Net (loss) income	$ (116,946)	$ 259,681	$ (137,020)	$ 488,602	$ 815,472	$ 300,510
Denominator:
Basic weighted average shares outstanding	2,250,000	4,141,484	2,250,000	4,879,144	3,784,932	5,594,178
Diluted weighted average shares outstanding	2,250,000	4,141,484	2,250,000	4,879,144	3,784,932	5,594,178
Basic net (loss) income per ordinary share	$ (0.05)	$ 0.06	$ (0.06)	$ 0.1	$ 0.22	$ 0.05
Diluted net (loss) income per ordinary share	$ (0.05)	$ 0.06	$ (0.06)	$ 0.1	$ 0.22	$ 0.05